Loans - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	$ 1,014	$ 1,519
With No Related Allowance Recorded, Unpaid Principal Balance	2,025	2,495
With an Allowance Recorded, Recorded Investment	557	547
With an Allowance Recorded, Unpaid Principal Balance	561	552
With an Allowance Recorded, Related Allowance	31	48
Total Recorded Investment	1,571	2,066
Total Unpaid Principal Balance	2,586	3,047
With an Allowance Recorded, Related Allowance	31	48
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member]
Financing Receivable, Impaired [Line Items]
With an Allowance Recorded, Recorded Investment	448	460
With an Allowance Recorded, Unpaid Principal Balance	448	460
With an Allowance Recorded, Related Allowance	21	39
Total Recorded Investment	448	460
Total Unpaid Principal Balance	448	460
With an Allowance Recorded, Related Allowance	21	39
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	587	909
With No Related Allowance Recorded, Unpaid Principal Balance	1,568	1,849
Total Recorded Investment	587	909
Total Unpaid Principal Balance	1,568	1,849
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment		158
With No Related Allowance Recorded, Unpaid Principal Balance		164
Total Recorded Investment		158
Total Unpaid Principal Balance		164
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	427	452
With No Related Allowance Recorded, Unpaid Principal Balance	457	482
With an Allowance Recorded, Recorded Investment	73	87
With an Allowance Recorded, Unpaid Principal Balance	77	92
With an Allowance Recorded, Related Allowance	9	9
Total Recorded Investment	500	539
Total Unpaid Principal Balance	534	574
With an Allowance Recorded, Related Allowance	9	$ 9
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
With an Allowance Recorded, Recorded Investment	36
With an Allowance Recorded, Unpaid Principal Balance	36
With an Allowance Recorded, Related Allowance	1
Total Recorded Investment	36
Total Unpaid Principal Balance	36
With an Allowance Recorded, Related Allowance	$ 1